SHARE CAPITAL - Fair Value Assumptions of Granted Options (Details) - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life		3
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.47%	1.55%
Annualized volatility based on historic volatility	52.00%	51.00%
Forfeiture rate	0.00%	0.00%
Expected option life	2.4
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.03%	4.20%
Annualized volatility based on historic volatility	60.00%	62.00%
Forfeiture rate	4.40%	570.00%
Expected option life	3.5